Fair Value Measurements (Summary Of Changes In The Fair Value Of Level 3 Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance		$ 0.8
Realized gains included in net investment gains		1.2
Unrealized losses included in other comprehensive income		(0.2)
Redemptions		(1.6)
Ending balance		0.2
Warrant [Member]
Beginning balance		0.4
Realized gains included in net investment gains		1.2
Redemptions		(1.6)
Auction Rate Securities [Member]
Beginning balance	0.2	0.4
Unrealized losses included in other comprehensive income		(0.2)
Disposals	(0.2)
Ending balance		$ 0.2